Investment in Affiliate (Details) - USD ($) $ / shares in Thousands, $ in Thousands				1 Months Ended	6 Months Ended
	Sep. 28, 2023	Mar. 22, 2023	Feb. 23, 2023	Nov. 30, 2023	Jun. 30, 2024	Dec. 31, 2023
Investment in Affiliate (Details) [Line Items]
Shares of common stock					9,177,100	1,215,512
Ordinary shares issued and outstanding, percentage		4.99%	49.00%
Fee amount				$ 10
Bonus amount					$ 51
Par value per share
Reverse share split	1-for-26
SciSparc Ltd [Member]
Investment in Affiliate (Details) [Line Items]
Shares of common stock		13,858	57
Ordinary shares issued and outstanding, percentage		2.97%
Cash			$ 3,000
Jeffs Brands Holding [Member]
Investment in Affiliate (Details) [Line Items]
Percentage of voting rights					49.00%
SciSparc Consulting Agreement [Member]
Investment in Affiliate (Details) [Line Items]
Fee amount				$ 10	$ 20
Wellution Agreement [Member]
Investment in Affiliate (Details) [Line Items]
Shares of common stock		35,345
Par value per share
Average closing price		$ 288